Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	Woori Financial Group Inc.
Entity Central Index Key	0001264136
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	728,058,225
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Address, Country	KR
Entity File Number	001-31811
Entity Incorporation, State or Country Code	M5
Entity Address, Address Line One	51, Sogong-ro, Jung-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	04632
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Samil PricewaterhouseCoopers
Auditor Firm ID	1103
Auditor Location	Seoul, Korea
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	WF
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	WF
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	KR
Contact Personnel Name	Hong Sung Han
Entity Address, Address Line One	51, Sogong-ro, Jung-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	04632
City Area Code	+82-2
Local Phone Number	2125-2051
Contact Personnel Fax Number	+82-0505001-0408